Loans, Net (Tables)	12 Months Ended
Dec. 31, 2024
Loans, Net [Abstract]
Schedule of the Reconciliation of the Carrying Amount

The following tabular presentation reflects the reconciliation of the carrying amount of the IBI Loan during the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022

Opening balance	$500	$717	$-
Net consideration allocated to IBI Loan	-	-	887
Recognition of fair value of derivative warrant liability	-	-	(88)
Amortization of discount relating to straight loan	31	31	12
Repayment of principal relating to straight loan	(292)	(236)	(82)
Exchange rate differences	11	(12)	(12)
Closing balance	$250	$500	$717

Schedule of Maturity Dates of Outstanding Loans	Maturity dates of outstanding loans:
	As of December 31,
	2024	2023

First year (current maturities)	$250	$330
Second year	-	170
Closing balance	$250	$500